Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Chou America Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001486174
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	CHOEX
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Chou Opportunity Fund | Chou Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chou Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chou Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Opportunity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred shares, convertible securities, American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Opportunity Fund may invest in debt securities, including government and corporate bonds, high yield bonds, commercial paper, mortgage or asset-backed securities and repurchase agreements. Chou may decide to maintain a large portion of the Opportunity Fund’s debt investments in short-term fixed-income securities during periods of high market valuations and volatility. The Opportunity Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Opportunity Fund may invest in income trusts, bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The Opportunity Fund may invest in debt securities that are of any credit quality and maturity, and rated below investment grade (i.e., “junk bonds”) and thus rated below “Baa3” or lower by Moody’s or “BBB” or lower by S&P or unrated, and securities in default or distressed.

The Opportunity Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Opportunity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk. The Opportunity Fund’s investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Opportunity Fund’s investments in derivatives, including options, futures and swaps, can be volatile and can have a large impact on the performance of the Opportuntiy Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

• Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk). The Opportunity Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

• Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

• Interest Rate Risk - The value of the Opportunity Fund's investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

• Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Opportunity Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Securities Lending Risk. Borrowers of the Opportunity Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.

Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Risk Lose Money [Text]	rr_RiskLoseMoney

The Opportunity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for 1 year and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance information is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2011.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for 1 year and since inception compare to the S&P 500 Index, a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 682-6352
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chouamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR ENDED DECEMBER 31
Annual Return 2011	rr_AnnualReturn2011	(17.78%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 6.15% (for the quarter ended December 31, 2011), and the lowest return was -22.29% (for the quarter ended September 30, 2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	(For the periods ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	rr_AverageAnnualReturnLabel	Chou Opportunity Fund Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(17.78%)
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	0.21%
Chou Opportunity Fund | Chou Opportunity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Chou Opportunity Fund Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(17.83%)
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	0.16%
Chou Opportunity Fund | Chou Opportunity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Chou Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(11.52%)
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	0.16%
Chou Opportunity Fund | Chou Opportunity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	16.81%
Chou Income Fund | Chou Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chou Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chou Income Fund (the “Income Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.64%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,545
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities and financial instruments that provide exposure to fixed-income securities. The Income Fund’s fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund invests in fixed-income securities in both developed markets and emerging markets.

The Income Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade. These are securities generally rated in the lower rating categories (“Baa3” or lower by Moody’s Investors Service (“Moody’s”) or “BBB” or lower by Standard & Poor’s Ratings Group (“S&P”), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Fund’s assets in short-term fixed-income securities during periods of high market valuations and volatility. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Income Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Income Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation. In addition, the Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Fund may invest up to 20% of its net assets in equity securities, including common and preferred shares (other than convertible preferred shares), American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

The Income Fund Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Income Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments. An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Income Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Income Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk. The Fund’s investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Income Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Income Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, or currencies. The Income Fund’s investments in derivatives, including options, futures and swaps, can be volatile and can have a large impact on the performance of the Income Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency, or index may result in a substantial gain or loss for the Income Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

• Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Distressed Securities Risk is the risk that the Income Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk). The Income Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

• Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

• Interest Rate Risk - The value of the Income Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Income Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

• Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Fund to reinvest in obligations with lower interest rates than the original obligations.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions, or foreign law changes. In addition, the Income Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Hedging Risk is the risk that investments made by the Income Fund to hedge or minimize risk may not work as anticipated. In addition, should the Income Fund purchase put options to hedge risk, the Income Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Income Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemptions.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-back securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Restricted Securities Risk is the risk that Rule 144A Securities may not be readily marketable in broad public markets or may become illiquid. The Income Fund may not be able to sell the restricted security when Chou considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Securities Lending Risk. Borrowers of the Income Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney

The Income Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Income Fund’s returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund’s average annual returns for 1 year and since inception compare to the Barclay’s Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance. Updated performance information is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Income Fund’s returns as of December 31, 2011.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund’s average annual returns for 1 year and since inception compare to the Barclay’s Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 682-6352
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chouamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR ENDED DECEMBER 31
Annual Return 2011	rr_AnnualReturn2011	(13.83%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 0.90% (for the quarter ended June 30, 2011), and the lowest return was -10.73% (for the quarter ended September 30, 2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	(For the periods ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	rr_AverageAnnualReturnLabel	Chou Income Fund Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(13.83%)
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	1.43%
Chou Income Fund | Chou Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Chou Income Fund Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(17.66%)
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	(2.09%)
Chou Income Fund | Chou Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Chou Income Fund Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(8.87%)
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	(0.59%)
Chou Income Fund | Chou Income Fund | Barclay's Capital U.S. Corporate High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclay's Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception 07/01/2010	rr_AverageAnnualReturnSinceInception	10.21%

[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Opportunity Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Income Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.